Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2025	May 31, 2025	May 31, 2024
STOCKHOLDERS DEFICIT
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	87,535,809	81,992,857	82,174,750
Common stock, shares outstanding	87,535,809	81,992,857	82,174,750